FORM 13F COVER PAGE


Report for Quarter Ended:  September 30, 2006
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   6000 Poplar Avenue Suite 220
	   Memphis, TN 38119

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-333-6980
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             Nov 14, 2006

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corporation               COM              001084102    57187  2255910 SH       Sole                  2255910
Affiliated Managers Group      COM              008252108    54461   544008 SH       Sole                   544008
America Svc Group              COM              02364L109    25204  1937273 SH       Sole                  1937273
Andrew Corporation             COM              034425108    32471  3510348 SH       Sole                  3510348
Caraustar Industries           COM              140909102    23265  2933852 SH       Sole                  2933852
Cascade Corp.                  COM              147195101    43332   949226 SH       Sole                   949226
Columbia Sportswear Co.        COM              198516106    46217   827808 SH       Sole                   827808
Darling International          COM              237266101    30216  7211418 SH       Sole                  7211418
Flowserve Corp.                COM              34354P105    52074  1029327 SH       Sole                  1029327
Gainsco Inc.                   COM              363127200      175    22950 SH       Sole                    22950
IDEX Corp.                     COM              45167R104     6364   147817 SH       Sole                   147817
James River Coal Company       COM              470355207    16658  1578993 SH       Sole                  1578993
Lubrizol Corporation           COM              549271104    47152  1031095 SH       Sole                  1031095
Newfield Exploration Co.       COM              651290108    43130  1119107 SH       Sole                  1119107
Newport Corp.                  COM              651824104    51558  3163080 SH       Sole                  3163080
OGE Energy Corp.               COM              670837103    46560  1289392 SH       Sole                  1289392
Pier 1 Imports Inc.            COM              720279108    16410  2211574 SH       Sole                  2211574
Polaris Industries Inc.        COM              731068102    31769   772021 SH       Sole                   772021
Quanex Corporation             COM              747620102    37417  1232855 SH       Sole                  1232855
Russell 2000 Index Fund        COM              464287655    32288   448449 SH       Sole                   448449
S&P 500 Dep Rec Spdrs          COM              78462F103      218     1630 SH       Sole                     1630
Smithfield Foods Inc.          COM              832248108    48164  1782542 SH       Sole                  1782542
Sport-Haley Inc.               COM              848925103      446    97100 SH       Sole                    97100
Tractor Supply Co.             COM              892356106    25843   535496 SH       Sole                   535496
Trinity Industries Inc.        COM              896522109    49015  1523620 SH       Sole                  1523620
URS Corporation                COM              903236107    51825  1332605 SH       Sole                  1332605
Washington Federal Inc.        COM              938824109    41867  1865724 SH       Sole                  1865724
Federal Home Loan Mtg. Pfd.F   PFD              313400863      318     7350 SH       Sole                     7350
Cermaq ASA                     COM              B0LX580       1718   160000 SH       Sole                   160000
Metso OYJ                      COM              MEO1V FH      2125 57800.000 SH      Sole                57800.000
Stork NV                       COM              STO NA        1173 23200.000 SH      Sole                23200.000
Astrapak LTD-UTS               COM              APK SJ         267   151100 SH       Sole                   151100